EMPLOYEES' RETIREMENT PLANS (Details Narrative)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Jul. 31, 2023 USD ($) Integer	Jul. 31, 2022 USD ($)
Retirement Benefits [Abstract]
Employer contributions		$ 471,087	$ 469,202
Pension contributions		$ 117,494	$ 94,857
Employer contributing, percentage		5.00%
Contribution rate, percentage	9.00%	20.16%
Expire date		Nov. 30, 2025
Percentage of other condition of employment		27.00%
Number of employees | Integer		30